PENSION AND POST-RETIREMENT BENEFIT PLANS - Expected Future Benefit Payment (Details) $ in Thousands	Dec. 31, 2025 USD ($)
United States | Pension
Defined Benefit Plan Disclosure [Line Items]
2026	$ 1,464
2027	257
2028	427
2029	194
2030	327
2031-2035	654
Net amount recognized, end of year	3,323
United States | Post-Retirement
Defined Benefit Plan Disclosure [Line Items]
2026	414
2027	387
2028	365
2029	345
2030	328
2031-2035	1,399
Net amount recognized, end of year	3,238
U.K. | Pension
Defined Benefit Plan Disclosure [Line Items]
2026	20,011
2027	21,114
2028	22,063
2029	22,998
2030	23,956
2031-2035	135,813
Net amount recognized, end of year	$ 245,955